FORM SH SUMMARY PAGE

Report Summary:

Number of Other Included Managers		0

Form SH Information Table Entry Total:		20

Form SH Information Table Value Total:
		(thousands)

List of Other Included Managers:

		NONE
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	             FORM SH COVER PAGE

Report for the Period Ended:		March 29, 2009

Check here if Amendment [    ] Amendment Number:
This Amendment (check only one):		[    ]	is a restatement
		[    ]	adds new entries

Institutional Invesmtment Manager Filing this Report:
Name:	Kellner, DiLeo & Co.
Address:	900 Third Avenue
	New York, NY  10022

Form 13F File Number: 28-05023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Glen M. Friedman
Title:	CFO
Phone:	212-350-0262

Signature, Place, and Date of Signing
Glen M. Friedman, New York, NY			4/3/2009

[    ]	FORM SH ENTRIES REPORT
[    ]	FORM SH NOTICE
[    ]	FORM SH COMBINATION REPORT
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
	FORM SH INFORMATION TABLE-PAGE 1
	MONDAY, 03/23/2009

	CUSIP	Short Pos	Number of	Short
  Name of Issuer	 Number	Start of	Secur Sold	Position
		Day	Short (day)	(End of day)

Chevron Corp.	166764100	1,078,028		1,078,028
Johnson & Johnson	478160104	563,402		563,402
JP Morgan	46625H100	329,700		329,700
Vodaphone	92857W209	753,375		753,375

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	FORM SH INFORMATION TABLE-PAGE 2
	TUESDAY, 03/24/2009

	CUSIP	Short Pos	Number of	Short
  Name of Issuer	 Number	Start of	Secur Sold	Position
		Day	Short (day)	(End of day)

Chevron Corp.	166764100	1,078,028		1,078,028
Johnson & Johnson	478160104	563,402		563,402
JP Morgan	46625H100	329,700		329,700
Vodaphone	92857W209	753,375		753,375

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	FORM SH INFORMATION TABLE-PAGE 3
	WEDNESDAY, 03/25/2009

	CUSIP	Short Pos	Number of	Short
  Name of Issuer	 Number	Start of	Secur Sold	Position
		Day	Short (day)	(End of day)

Chevron Corp.	166764100	1,078,028		1,078,028
Johnson & Johnson	478160104	563,402		563,402
JP Morgan	46625H100	329,700		329,700
Vodaphone	92857W209	753,375		753,375

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	FORM SH INFORMATION TABLE-PAGE 4
	THURSDAY, 03/26/2009

	CUSIP	Short Pos	Number of	Short
  Name of Issuer	 Number	Start of	Secur Sold	Position
		Day	Short (day)	(End of day)

Chevron Corp.	166764100	1,078,028		1,078,028
Johnson & Johnson	478160104	563,402		563,402
JP Morgan	46625H100	329,700		329,700
Vodaphone	92857W209	753,375		753,375

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	FORM SH INFORMATION TABLE-PAGE 5
	FRIDAY, 03/27/2009

	CUSIP	Short Pos	Number of	Short
  Name of Issuer	 Number	Start of	Secur Sold	Position
		Day	Short (day)	(End of day)

Chevron Corp.	166764100	1,078,028		1,078,028
Johnson & Johnson	478160104	563,402		563,402
JP Morgan	46625H100	329,700		329,700
Vodaphone	92857W209	753,375		753,375

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